UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/08
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Family Legacy, Inc.
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Address:    104 Broadus Avenue
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            Greenville, SC 29601
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Form 13F File Number: 28-12069
                      ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christopher A. Brown
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Title:      COO/CCO
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Phone:      864-233-0808
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Signature, Place, and Date of Signing:

      /s/ Christopher A. Brown      Greenville, South Carolina       7/16/08
      ---------------------------   ---------------------------  --------------
               [Signature]                [City, State]               [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_|   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

28-
   ---------- ----------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                            ------------------------------

Form 13F Information Table Entry Total:                   99
                                            ------------------------------

Form 13F Information Table Value Total:                82046
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
        28-
    ----   ----------------------------------
[Repeat as necessary.]

Family Legacy, Inc.
Form 13F Information Table
33-Mar-08

                                                             VALUE   SHARES/  SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
         --------------         --------------  -----      --------  -------  ---  ----  ----------  --------  ------ ------  ----
AGILENT TECHNOLOGIES INC        COM             00846u101        1       38   SH         SOLE        N/A           38
ALCOA INC                       COM             013817101      583    16355   SH         SOLE        N/A        16355
ALLSTATE CORP                   COM             020002101      491    10760   SH         SOLE        N/A        10760
AMERICAN EXPRESS CO             COM             025816109      465    12350   SH         SOLE        N/A        12350
AMERICAN INTL GROUP INC         COM             026874107      242     9150   SH         SOLE        N/A         9150
AMGEN INC                       COM             031162100     1239    26270   SH         SOLE        N/A        26270
APPLIED MATLS INC               COM             038222105      519    27200   SH         SOLE        N/A        27200
AT&T INC                        COM             00206r102     1435    42585   SH         SOLE        N/A        42585
BANK OF AMERICA CORPORATION     COM             060505104     1228    51453   SH         SOLE        N/A        51453
BB&T CORP                       COM             054937107       64     2800   SH         SOLE        N/A         2800
BERKSHIRE HATHAWAY INC
   DEL CL A                   DEL CL A          084670108     1208       10   SH         SOLE        N/A           10
BERKSHIRE HATHAWAY INC
   DEL CL B                   DEL CL B          084670207       80       20   SH         SOLE        N/A           20
CATERPILLAR INC DEL             COM             149123101     1662    22518   SH         SOLE        N/A        22518
CHEVRON CORP NEW                COM             166764100     4482    45210   SH         SOLE        N/A        45210
CHUBB CORP                      COM             171232101       15      300   SH         SOLE        N/A          300
CISCO SYS INC                   COM             17275r102     2705   116283   SH         SOLE        N/A       116283
CITADEL BROADCASTING CORP       COM             17285t106        0      249   SH         SOLE        N/A          249
CITIGROUP INC                   COM             172967101      615    36665   SH         SOLE        N/A        36665
CITIZENS COMMUNICATIONS CO      COM             17453b101      850    74935   SH         SOLE        N/A        74935
COCA COLA CO                    COM             191216100     2773    53352   SH         SOLE        N/A        53352
COMCAST CORP NEW               CL A             20030n101      234    12329   SH         SOLE        N/A        12329
COMMUNITY HEALTH SYS INC
   NEWCO                        COM             203668108      187     5675   SH         SOLE        N/A         5675
CONAGRA FOODS INC               COM             205887102      778    40340   SH         SOLE        N/A        40340
CONOCOPHILLIPS                  COM             20825c104      922     9770   SH         SOLE        N/A         9770
CVS CAREMARK CORPORATION        COM             126650100      206     5200   SH         SOLE        N/A         5200
DARDEN RESTAURANTS INC          COM             237194105        8      250   SH         SOLE        N/A          250
DEVELOPERS DIVERSIFIED
   RLTY CO                      COM             251591103      181     5225   SH         SOLE        N/A         5225
DISNEY WALT CO                  COM             254687106       85     2720   SH         SOLE        N/A         2720
DU PONT E I DE NEMOURS & CO     COM             263534109     1415    32982   SH         SOLE        N/A        32982
DUKE ENERGY CORP NEW            COM             26441c105     3448   198407   SH         SOLE        N/A       198407
DUKE REALTY CORP                COM             264411505       76     3365   SH         SOLE        N/A         3365
EATON CORP                      COM             278058102       68      800   SH         SOLE        N/A          800
EBAY INC                        COM             278642103      581    21270   SH         SOLE        N/A        21270
EMBARQ CORP                     COM             29078e105        1       15   SH         SOLE        N/A           15
EXXON MOBIL CORP                COM             30231G102     4177    47393   SH         SOLE        N/A        47393
FAIRPOINT COMMUNICATIONS INC    COM             305560104        3      380   SH         SOLE        N/A          380
FLUOR CORP NEW                  COM             343412102       51      274   SH         SOLE        N/A          274
FORTUNE BRANDS INC              COM             349631101        8      125   SH         SOLE        N/A          125
GALLAGHER ARTHUR J & CO         COM             363576109     1084    44960   SH         SOLE        N/A        44960
GENERAL ELECTRIC CO             COM             369604103     2969   111230   SH         SOLE        N/A       111230
GLAXOSMITHKLINE                 ADR             37733w105      510    11535   SH         SOLE        N/A        11535
HOME DEPOT INC                  COM             437076102      962    41090   SH         SOLE        N/A        41090
IDEARC INC                      COM             451663108        0       68   SH         SOLE        N/A           68
INTEL CORP                      COM             458140100     2099    97725   SH         SOLE        N/A        97725
INTERNATIONAL BUSINESS MACHS    COM             459200101      900     7595   SH         SOLE        N/A         7595
INTL PAPER CO                   COM             460146103       28     1200   SH         SOLE        N/A         1200
JDS UNIPHASE CORP               COM             46612j507       15     1280   SH         SOLE        N/A         1280
JOHNSON & JOHNSON               COM             478160104     1572    24432   SH         SOLE        N/A        24432
JPMORGAN & CHASE & CO           COM             46625H100     1730    50430   SH         SOLE        N/A        50430
JUNIPER NETWORKS INC            COM             48203r104        9      400   SH         SOLE        N/A          400
KIMCO REALTY CORP               COM             49446r109       47     1350   SH         SOLE        N/A         1350
KRAFT FOODS INC CL A            CL A            50075n104       22      785   SH         SOLE        N/A          785
LOWES COS INC                   COM             548661107     1227    59135   SH         SOLE        N/A        59135
MACK CALI RLTY CORP             COM             554489104       48     1395   SH         SOLE        N/A         1395
MARSH & MCLENNAN COS INC        COM             571748102        4      150   SH         SOLE        N/A          150
MEDCO HEALTH SOLUTIONS INC      COM             58405u102        6      132   SH         SOLE        N/A          132
MEDICAL PPTYS TRUST INC         COM             58463j304      846    83565   SH         SOLE        N/A        83565
MEDTRONIC INC                   COM             585055106      436     8420   SH         SOLE        N/A         8420
MERCK & CO INC                  COM             589331107     1687    44769   SH         SOLE        N/A        44769
MICROSOFT CORP                  COM             594918104     2870   104311   SH         SOLE        N/A       104311
MONSANTO CO NEW                 COM             61166w101       35      280   SH         SOLE        N/A          280
NATIONAL HEALTH INVS INC        COM             63633d104      194     6800   SH         SOLE        N/A         6800
NORFOLK SOUTHERN CORP           COM             655844108        6      100   SH         SOLE        N/A          100
ORACLE CORP                     COM             68389x105     1742    82955   SH         SOLE        N/A        82955
PATRIOT COAL CORP               COM             70336t104       44      290   SH         SOLE        N/A          290
PAYCHEX INC                     COM             704326107       22      690   SH         SOLE        N/A          690
PEABODY ENERGY CORP             COM             704549104     1293    14685   SH         SOLE        N/A        14685
PEPSICO INC                     COM             713448108     1179    18540   SH         SOLE        N/A        18540
PFIZER INC                      COM             717081103     1044    59760   SH         SOLE        N/A        59760
PIEDMONT NAT GAS INC            COM             720186105     1139    43550   SH         SOLE        N/A        43550
PIMCO STRATEGIC GBL GOV FD
   INC                          COM             72200x104      558    56840   SH         SOLE        N/A        56840
PLUM CREEK TIMBER CO INC        COM             729251108     3468    81208   SH         SOLE        N/A        81208
PROCTER & GAMBLE CO             COM             742718109      868    14267   SH         SOLE        N/A        14267
PROGRESS ENERGY INC             COM             743263105      382     9140   SH         SOLE        N/A         9140
SCHERING PLOUGH CORP            COM             806605101        3      130   SH         SOLE        N/A          130
SCHLUMBERGER LTD                COM             806857108      761     7080   SH         SOLE        N/A         7080
SEALED AIR CORP NEW             COM             81211k100       49     2600   SH         SOLE        N/A         2600
SIMON PPTY GROUP INC NEW
   PFD CONV I 6%               FUND             828806802      844    11625   SH         SOLE        N/A        11625
SLM CORP                        COM             78442p106        2       90   SH         SOLE        N/A           90
SOUTHERN CO                     COM             842587107     2323    66530   SH         SOLE        N/A        66530
SPECTRA ENERGY CORP             COM             847560109      428    14891   SH         SOLE        N/A        14891
SPRINT NEXTEL CORP              COM             852061100       29     3000   SH         SOLE        N/A         3000
STRYKER CORP                    COM             863667101      126     2000   SH         SOLE        N/A         2000
SUNPOWER CORP                  CL A             867652109      117     1625   SH         SOLE        N/A         1625
TARGET CORP                     COM             87612e106       67     1450   SH         SOLE        N/A         1450
3M CO                           COM             88579y101       14      200   SH         SOLE        N/A          200
TIME WARNER INC                 COM             887317105      218    14700   SH         SOLE        N/A        14700
TRAVELERS COMPANIES INC         COM             89417e109        1       24   SH         SOLE        N/A           24
UNITED PARCEL SERVICE INC      CL B             911312106       15      250   SH         SOLE        N/A          250
UNITEDHEALTH GROUP INC          COM             91324p102      403    15335   SH         SOLE        N/A        15335
VERIGY LTD                      SHS             y93691106        2       72   SH         SOLE        N/A           72
VERIZON COMMUNICATIONS INC      COM             92343v104      731    20659   SH         SOLE        N/A        20659
VULCAN MATLS CO                 COM             929160109     6732   112617   SH         SOLE        N/A       112617
WAL MART STORES INC             COM             931142103     1736    30890   SH         SOLE        N/A        30890
WALGREEN CO                     COM             931422109      904    27795   SH         SOLE        N/A        27795
WELLS FARGO & CO NEW            COM             949746101      950    39993   SH         SOLE        N/A        39993
WHOLE FOODS MKT INC             COM             966837106       28     1200   SH         SOLE        N/A         1200
WINDSTREAM CORP                 COM             97381w104      921    74607   SH         SOLE        N/A        74607
WRIGLEY WM JR CO                COM             982526105       39      500   SH         SOLE        N/A          500
YAHOO INC                       COM             984332106      477    23100   SH         SOLE        N/A        23100
                                                             -----
                                                             82046